Quarterly Holdings Report
for
Strategic Advisers® Fidelity® International Fund
Offered exclusively to certain managed account clients of Strategic Advisers LLC or its affiliates - not available for sale to the general public
May 31, 2023
SIL-NPRT1-0723
1.912844.112
Common Stocks - 24.5%
	Shares	Value ($)
COMMUNICATION SERVICES - 0.9%
Diversified Telecommunication Services - 0.3%
Cellnex Telecom SA (a)	687,517	27,859,563
Deutsche Telekom AG	1,130,619	25,083,405
Elisa Corp. (A Shares)	134,031	7,507,125
HKT Trust/HKT Ltd. unit	5,346,000	6,827,194
		67,277,287
Entertainment - 0.2%
Capcom Co. Ltd.	519,800	20,295,798
Sea Ltd. ADR (b)	227,730	13,073,979
Universal Music Group NV (c)	248,942	4,938,276
Universal Music Group NV rights (b)	248,942	71,845
		38,379,898
Interactive Media & Services - 0.2%
carsales.com Ltd.	1,464,163	22,123,435
Z Holdings Corp.	3,734,800	9,304,497
		31,427,932
Media - 0.1%
Vivendi SA	1,180,000	10,456,194
WPP PLC	1,475,261	15,680,903
		26,137,097
Wireless Telecommunication Services - 0.1%
SoftBank Group Corp.	522,300	20,551,457
TOTAL COMMUNICATION SERVICES		183,773,671
CONSUMER DISCRETIONARY - 2.7%
Automobile Components - 0.2%
DENSO Corp.	769,300	47,546,688
Automobiles - 0.7%
Ferrari NV (Italy)	29,552	8,421,396
Mercedes-Benz Group AG (Germany)	368,992	27,583,470
Suzuki Motor Corp.	1,047,400	34,596,338
Toyota Motor Corp.	6,152,000	83,801,354
		154,402,558
Broadline Retail - 0.2%
B&M European Value Retail SA	2,278,842	14,451,635
Pan Pacific International Holdings Ltd.	486,900	8,313,907
Prosus NV	142,540	9,394,039
		32,159,581
Hotels, Restaurants & Leisure - 0.3%
Amadeus IT Holding SA Class A	178,519	12,811,424
Compass Group PLC	378,389	10,369,452
Deliveroo PLC Class A (a)(b)	2,821,688	3,685,541
Flight Centre Travel Group Ltd. (b)	1,449,388	19,920,401
Flutter Entertainment PLC (b)	34,900	6,831,170
Flutter Entertainment PLC (Ireland) (b)	51,782	10,109,637
		63,727,625
Household Durables - 0.4%
Barratt Developments PLC	3,772,701	21,719,442
Berkeley Group Holdings PLC	203,437	9,935,350
Sony Group Corp.	425,300	39,884,798
		71,539,590
Leisure Products - 0.0%
Bandai Namco Holdings, Inc.	285,800	6,709,864
Specialty Retail - 0.2%
Fast Retailing Co. Ltd.	154,800	36,309,808
JD Sports Fashion PLC	3,481,131	6,582,136
		42,891,944
Textiles, Apparel & Luxury Goods - 0.7%
Compagnie Financiere Richemont SA Series A	334,170	53,205,034
Hermes International SCA	9,142	18,584,169
LVMH Moet Hennessy Louis Vuitton SE	80,152	70,079,155
		141,868,358
TOTAL CONSUMER DISCRETIONARY		560,846,208
CONSUMER STAPLES - 1.6%
Beverages - 0.5%
Carlsberg A/S Series B	127,679	19,280,244
Coca-Cola HBC AG	496,244	14,741,189
Diageo PLC	1,001,324	41,627,592
Pernod Ricard SA	105,247	22,735,951
		98,384,976
Consumer Staples Distribution & Retail - 0.1%
Kobe Bussan Co. Ltd.	315,900	8,718,001
Seven & i Holdings Co. Ltd.	188,600	7,912,198
		16,630,199
Food Products - 0.6%
Ajinomoto Co., Inc.	383,600	14,925,502
Nestle SA (Reg. S)	824,067	97,681,856
Tate & Lyle PLC	2,009,622	19,648,973
		132,256,331
Personal Care Products - 0.4%
Haleon PLC	3,596,022	14,224,835
L'Oreal SA	81,522	34,903,340
Shiseido Co. Ltd.	230,200	10,483,538
Unilever PLC	566,281	28,333,894
		87,945,607
Tobacco - 0.0%
Imperial Brands PLC	367,535	7,747,983
TOTAL CONSUMER STAPLES		342,965,096
ENERGY - 1.7%
Energy Equipment & Services - 0.0%
John Wood Group PLC (b)	2,698,211	4,719,154
Oil, Gas & Consumable Fuels - 1.7%
BP PLC	1,677,725	9,425,502
Eni SpA	1,558,800	20,742,566
Equinor ASA	717,237	18,205,674
INPEX Corp.	3,134,500	32,935,671
Reliance Industries Ltd. GDR (a)	193,300	11,424,030
Santos Ltd.	6,194,747	29,324,241
Shell PLC:
ADR	1,151,700	64,495,200
(London)	615,224	16,914,347
rights (b)(c)	615,224	177,307
Thungela Resources Ltd. (d)	106,900	746,274
TotalEnergies SE	1,902,387	107,353,258
Woodside Energy Group Ltd.	1,848,209	40,895,384
		352,639,454
TOTAL ENERGY		357,358,608
FINANCIALS - 5.8%
Banks - 2.8%
Banco Santander SA (Spain) (d)	11,033,443	36,046,583
Bank of Ireland Group PLC	3,273,284	30,768,564
BNP Paribas SA	1,100,175	63,962,292
CaixaBank SA	7,902,977	29,046,059
FinecoBank SpA	832,314	11,040,686
KBC Group NV	588,657	38,495,402
Lloyds Banking Group PLC	59,925,059	33,016,849
Mediobanca SpA	1,371,100	15,088,031
Mitsubishi UFJ Financial Group, Inc.	4,549,400	30,252,546
Mizuho Financial Group, Inc.	2,067,800	30,396,407
NatWest Group PLC	10,605,293	34,363,091
Nordea Bank ABP	2,513,574	24,710,009
PT Bank Rakyat Indonesia (Persero) Tbk	29,517,900	10,978,138
Standard Chartered PLC (United Kingdom)	6,522,971	51,411,887
Sumitomo Mitsui Financial Group, Inc.	1,508,600	61,221,513
Unicaja Banco SA (a)	3,571,800	3,401,746
UniCredit SpA	1,678,980	32,374,553
United Overseas Bank Ltd.	1,594,403	32,941,767
Westpac Banking Corp.	1,000,656	13,460,130
		582,976,253
Capital Markets - 0.6%
Macquarie Group Ltd.	476,923	52,966,035
Nordnet AB	423,741	5,915,771
UBS Group AG	1,589,443	30,087,288
UBS Group AG	1,743,800	32,975,258
		121,944,352
Financial Services - 0.5%
Adyen BV (a)(b)	11,120	18,212,805
Edenred SA	175,125	11,246,442
Investor AB (B Shares)	2,740,752	55,727,799
ORIX Corp.	1,083,400	18,472,038
Worldline SA (a)(b)	234,124	9,096,774
		112,755,858
Insurance - 1.9%
AIA Group Ltd.	5,096,600	48,994,635
Allianz SE	163,877	35,094,031
AXA SA	1,900,831	53,889,864
Beazley PLC	1,222,700	9,209,520
Hannover Reuck SE	103,800	22,212,554
Hiscox Ltd.	778,564	11,350,758
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	147,505	52,661,144
Prudential PLC	3,133,782	41,177,246
Sampo Oyj (A Shares)	409,700	18,839,677
Steadfast Group Ltd.	2,701,050	10,418,405
Swiss Life Holding AG	21,020	12,140,016
Tokio Marine Holdings, Inc.	1,226,300	27,452,956
Zurich Insurance Group Ltd.	115,042	53,810,477
		397,251,283
TOTAL FINANCIALS		1,214,927,746
HEALTH CARE - 2.7%
Biotechnology - 0.1%
Argenx SE (b)	54,921	21,391,796
Health Care Equipment & Supplies - 0.4%
EssilorLuxottica SA	113,111	20,365,128
EssilorLuxottica SA rights (b)(c)(d)	113,111	390,521
Hoya Corp.	312,300	39,372,327
Siemens Healthineers AG (a)	216,986	12,269,432
		72,397,408
Life Sciences Tools & Services - 0.0%
Eurofins Scientific SA	136,989	9,025,794
Pharmaceuticals - 2.2%
AstraZeneca PLC (United Kingdom)	774,956	112,872,825
Bayer AG	309,500	17,273,305
Daiichi Sankyo Kabushiki Kaisha	941,700	30,623,327
Eisai Co. Ltd.	163,100	10,381,273
Euroapi SASU (b)	17,269	180,860
Merck KGaA	134,065	23,322,413
Novo Nordisk A/S Series B	490,716	78,971,437
Roche Holding AG (participation certificate)	190,815	60,776,275
Sanofi SA	930,157	94,333,948
UCB SA	385,279	33,571,951
		462,307,614
TOTAL HEALTH CARE		565,122,612
INDUSTRIALS - 3.9%
Aerospace & Defense - 0.7%
Airbus Group NV	203,449	26,717,999
BAE Systems PLC	4,986,776	57,634,900
Dassault Aviation SA	85,522	14,461,769
Rheinmetall AG	171,539	43,345,840
Rolls-Royce Holdings PLC (b)	1,918,700	3,427,774
		145,588,282
Air Freight & Logistics - 0.5%
Deutsche Post AG	1,481,958	66,827,198
DSV A/S	162,887	31,388,946
		98,216,144
Building Products - 0.1%
ASSA ABLOY AB (B Shares)	382,204	8,499,820
Kingspan Group PLC (Ireland)	147,973	9,819,091
		18,318,911
Commercial Services & Supplies - 0.1%
Rentokil Initial PLC	2,528,128	20,110,193
Construction & Engineering - 0.2%
Ferrovial SA	210,122	6,502,153
VINCI SA	340,499	38,696,161
		45,198,314
Electrical Equipment - 0.0%
Legrand SA	115,400	10,911,635
Industrial Conglomerates - 0.9%
Hitachi Ltd.	1,661,700	95,962,951
Siemens AG	514,242	84,625,152
		180,588,103
Machinery - 0.5%
Indutrade AB	530,539	12,476,599
Kawasaki Heavy Industries Ltd.	673,000	14,148,337
Minebea Mitsumi, Inc.	1,480,700	28,577,802
Misumi Group, Inc.	458,200	10,030,576
Mitsubishi Heavy Industries Ltd.	275,900	11,695,427
Sandvik AB	1,068,000	18,763,173
SMC Corp.	17,000	9,161,026
Techtronic Industries Co. Ltd.	1,054,000	9,778,889
		114,631,829
Marine Transportation - 0.1%
A.P. Moller - Maersk A/S Series B	10,840	18,243,595
Passenger Airlines - 0.1%
Ryanair Holdings PLC sponsored ADR (b)	137,600	14,459,008
Professional Services - 0.2%
Experian PLC	217,855	7,686,471
Persol Holdings Co. Ltd.	626,100	11,845,682
Recruit Holdings Co. Ltd.	339,700	10,392,199
RELX PLC (London Stock Exchange)	481,799	15,068,101
Teleperformance	33,900	5,069,376
		50,061,829
Trading Companies & Distributors - 0.5%
Bunzl PLC	571,461	22,349,719
Ferguson PLC	71,900	10,442,121
IMCD NV	83,466	12,539,422
Itochu Corp.	1,604,800	54,378,330
		99,709,592
Transportation Infrastructure - 0.0%
Aena SME SA (a)	74,589	11,656,260
TOTAL INDUSTRIALS		827,693,695
INFORMATION TECHNOLOGY - 1.9%
Electronic Equipment, Instruments & Components - 0.3%
Azbil Corp.	203,700	6,454,947
Ibiden Co. Ltd.	161,200	8,816,393
Keyence Corp.	59,900	29,149,255
Murata Manufacturing Co. Ltd.	275,400	16,096,076
		60,516,671
IT Services - 0.4%
ALTEN	58,400	9,338,595
Capgemini SA	174,186	30,311,311
Fujitsu Ltd.	231,800	29,481,400
Net One Systems Co. Ltd.	219,000	4,990,669
TIS, Inc.	253,900	7,125,419
Wix.com Ltd. (b)	161,260	12,291,237
		93,538,631
Semiconductors & Semiconductor Equipment - 0.9%
Advantest Corp.	195,300	25,105,494
ASML Holding NV (Netherlands)	101,175	73,182,561
Infineon Technologies AG	529,394	19,708,816
Mitsui High-Tec, Inc.	56,200	3,747,339
Renesas Electronics Corp. (b)	3,185,600	51,559,575
Sumco Corp.	703,100	10,047,530
Tokyo Electron Ltd.	71,100	9,669,996
		193,021,311
Technology Hardware, Storage & Peripherals - 0.3%
FUJIFILM Holdings Corp.	771,900	47,275,239
Samsung Electronics Co. Ltd.	277,270	14,968,926
		62,244,165
TOTAL INFORMATION TECHNOLOGY		409,320,778
MATERIALS - 2.2%
Chemicals - 1.0%
Air Liquide SA	301,244	50,474,259
Covestro AG (a)(b)	241,500	9,308,505
HEXPOL AB (B Shares)	1,066,321	10,808,834
Lanxess AG	326,267	11,707,430
Linde PLC	62,300	22,033,018
NOF Corp.	230,900	9,844,220
Nutrien Ltd.	112,200	5,911,266
Shin-Etsu Chemical Co. Ltd.	1,937,900	59,660,852
Sika AG	102,993	28,181,072
		207,929,456
Construction Materials - 0.3%
CRH PLC	1,223,199	57,885,013
Metals & Mining - 0.9%
Alleima AB	67,120	274,868
Anglo American PLC (United Kingdom)	1,347,194	37,112,887
ArcelorMittal SA:
(Netherlands)	785,129	19,495,183
rights (b)(c)	798,729	171,532
BHP Group Ltd.	2,175,684	59,465,597
Glencore PLC	12,760,910	65,261,253
Newcrest Mining Ltd.	887,924	14,978,460
South32 Ltd.	3,131,268	8,005,244
		204,765,024
TOTAL MATERIALS		470,579,493
REAL ESTATE - 0.4%
Equity Real Estate Investment Trusts (REITs) - 0.1%
National Storage REIT unit	10,764,075	17,643,761
Warehouses de Pauw	545,376	15,296,671
		32,940,432
Real Estate Management & Development - 0.3%
CK Asset Holdings Ltd.	2,130,500	11,481,728
Hysan Development Co. Ltd.	2,491,000	6,317,805
Kerry Properties Ltd.	4,941,500	10,791,161
Mitsubishi Estate Co. Ltd.	1,352,100	15,484,031
Sino Land Ltd.	9,868,327	12,829,348
Vonovia SE	321,460	5,914,672
Vonovia SE rights (b)(c)	321,460	292,067
		63,110,812
TOTAL REAL ESTATE		96,051,244
UTILITIES - 0.7%
Electric Utilities - 0.4%
Iberdrola SA	1,830,887	22,358,473
Kansai Electric Power Co., Inc.	3,057,100	35,019,785
ORSTED A/S (a)	255,219	22,346,980
		79,725,238
Independent Power and Renewable Electricity Producers - 0.2%
RWE AG	1,072,619	44,851,958
Multi-Utilities - 0.1%
National Grid PLC	1,215,941	16,752,249
Veolia Environnement SA	218,736	6,457,772
		23,210,021
TOTAL UTILITIES		147,787,217
TOTAL COMMON STOCKS (Cost $4,917,236,310)		5,176,426,368

Nonconvertible Preferred Stocks - 0.2%
	Shares	Value ($)
CONSUMER DISCRETIONARY - 0.2%
Automobiles - 0.2%
Porsche Automobil Holding SE (Germany) (Cost $41,760,236)	582,984	32,472,603

Equity Funds - 69.0%
	Shares	Value ($)
Foreign Large Blend Funds - 10.5%
Fidelity Pacific Basin Fund (e)	3,631,096	105,519,664
Fidelity SAI International Index Fund (e)	36,243,629	456,669,728
Fidelity SAI International Low Volatility Index Fund (e)	159,320,895	1,658,530,519
TOTAL FOREIGN LARGE BLEND FUNDS		2,220,719,911
Foreign Large Growth Funds - 38.0%
Fidelity Advisor International Discovery Fund Class Z (e)	47,845,841	2,020,529,885
Fidelity Diversified International Fund (e)	43,859,439	1,747,360,063
Fidelity International Capital Appreciation Fund (e)	66,221,018	1,572,749,185
Fidelity Overseas Fund (e)	40,641,310	2,282,415,947
Fidelity SAI International Momentum Index Fund (e)	24,309,817	288,071,326
Fidelity SAI International Quality Index Fund (e)	8,942,764	103,646,636
TOTAL FOREIGN LARGE GROWTH FUNDS		8,014,773,042
Foreign Large Value Funds - 15.7%
Fidelity SAI International Value Index Fund (e)	380,468,829	3,317,688,195
Foreign Small Mid Blend Funds - 2.2%
Fidelity SAI International Small Cap Index Fund (e)	58,897,441	455,866,192
Foreign Small Mid Growth Funds - 0.5%
Fidelity Advisor International Small Cap Opportunities Fund - Class Z (e)	5,604,985	105,766,066
Sector Funds - 0.4%
Fidelity Advisor International Real Estate Fund Class Z (e)	7,653,374	75,309,196
Other - 1.7%
Fidelity Advisor Japan Fund Class Z (e)	20,234,268	316,868,643
Fidelity Japan Smaller Companies Fund (e)	2,899,753	41,611,459
Fidelity SAI Japan Stock Index Fund (e)	1,194,554	10,583,750
TOTAL OTHER		369,063,852
TOTAL EQUITY FUNDS (Cost $14,180,249,298)		14,559,186,454

Other - 0.1%
	Shares	Value ($)
Commodity Funds - Broad Basket - 0.1%
Fidelity SAI Inflation-Focused Fund (e) (Cost $11,491,612)	1,313,459	11,387,686

U.S. Treasury Obligations - 0.2%
	Principal Amount (f)	Value ($)
U.S. Treasury Bills, yield at date of purchase 4.28% to 4.92% 6/1/23 to 6/15/23 (g) (Cost $37,352,423)	37,370,000	37,351,010

Money Market Funds - 5.9%
	Shares	Value ($)
Fidelity Cash Central Fund 5.14% (h)	92,050,472	92,068,882
Fidelity Securities Lending Cash Central Fund 5.14% (h)(i)	2,363,812	2,364,048
State Street Institutional U.S. Government Money Market Fund Premier Class 5.02% (j)	1,157,610,054	1,157,610,054
TOTAL MONEY MARKET FUNDS (Cost $1,252,042,984)		1,252,042,984

TOTAL INVESTMENT IN SECURITIES - 99.9% (Cost $20,440,132,863)	21,068,867,105
NET OTHER ASSETS (LIABILITIES) - 0.1% (k)	18,061,733
NET ASSETS - 100.0%	21,086,928,838

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Index Contracts
CME Nikkei 225 Index Contracts (Japan)	250	Jun 2023	38,487,500	3,461,802	3,461,802
ICE E-mini MSCI EAFE Index Contracts (United States)	10,745	Jun 2023	1,103,189,150	(14,699,745)	(14,699,745)

TOTAL FUTURES CONTRACTS					(11,237,943)
The notional amount of futures purchased as a percentage of Net Assets is 5.4%

Legend

(a)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $129,261,636 or 0.6% of net assets.

(b)	Non-income producing
(c)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(d)	Security or a portion of the security is on loan at period end.
(e)	Affiliated Fund
(f)	Amount is stated in United States dollars unless otherwise noted.
(g)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $18,281,010.
(h)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(i)	Investment made with cash collateral received from securities on loan.
(j)	The rate quoted is the annualized seven-day yield of the fund at period end.
(k)	Includes $18,650,000 of cash collateral to cover margin requirements for futures contracts.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.14%	81,228,114	201,949,187	191,108,419	789,244	-	-	92,068,882	0.2%
Fidelity Securities Lending Cash Central Fund 5.14%	63,065,474	278,038,089	338,739,515	509,757	-	-	2,364,048	0.0%
Total	144,293,588	479,987,276	529,847,934	1,299,001	-	-	94,432,930

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Advisor International Discovery Fund Class Z	1,956,894,915	1	-	-	-	63,634,969	2,020,529,885
Fidelity Advisor International Real Estate Fund Class Z	78,676,681	-	-	-	-	(3,367,485)	75,309,196
Fidelity Advisor International Small Cap Opportunities Fund - Class Z	104,645,069	-	-	-	-	1,120,997	105,766,066
Fidelity Advisor Japan Fund Class Z	369,028,981	-	75,000,001	-	(10,843,037)	33,682,700	316,868,643
Fidelity Diversified International Fund	1,685,079,660	-	-	-	-	62,280,403	1,747,360,063
Fidelity International Capital Appreciation Fund	1,484,013,020	-	-	-	-	88,736,165	1,572,749,185
Fidelity Japan Smaller Companies Fund	39,465,642	-	-	-	-	2,145,817	41,611,459
Fidelity Overseas Fund	2,184,876,804	-	-	-	-	97,539,143	2,282,415,947
Fidelity Pacific Basin Fund	136,555,327	-	32,000,000	-	(2,651,129)	3,615,466	105,519,664
Fidelity SAI Inflation-Focused Fund	12,162,626	1	-	-	-	(774,941)	11,387,686
Fidelity SAI International Index Fund	165,378,810	296,000,000	-	-	-	(4,709,082)	456,669,728
Fidelity SAI International Low Volatility Index Fund	1,179,763,482	430,000,000	-	-	-	48,767,037	1,658,530,519
Fidelity SAI International Momentum Index Fund	282,723,166	-	-	-	-	5,348,160	288,071,326
Fidelity SAI International Quality Index Fund	98,012,695	-	-	-	-	5,633,941	103,646,636
Fidelity SAI International Small Cap Index Fund	464,111,834	-	-	-	-	(8,245,642)	455,866,192
Fidelity SAI International Value Index Fund	3,864,706,011	5	490,000,000	-	(44,858,623)	(12,159,198)	3,317,688,195
Fidelity SAI Japan Stock Index Fund	89,132,420	-	85,000,000	-	(10,593,817)	17,045,147	10,583,750
	14,195,227,143	726,000,007	682,000,001	-	(68,946,606)	400,293,597	14,570,574,140

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. Treasury Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.
The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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